UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

_____________________________

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

    U.S. Auto Funding Trust 2019-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor (if applicable):	0001768297

Central Index Key Number of issuing entity (if applicable):	0001768747

Central Index Key Number of underwriter (if applicable):	Not Applicable

Jay Putnam, Treasurer, (770) 280-3918
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 and 99.2 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 13, 2019

U.S. AUTO RECEIVABLES FINANCING LLC
(Depositor)

	By:	/s/ Jay Putnam
	Name:	Jay Putnam
	Title:	Treasurer and Senior Officer in Charge of Securitization

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 11, 2019.

Exhibit 99.2	Consulting Report, dated February 14, 2019 (Excludes Exhibit A.1).